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VIRGINIA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================


Dear Shareholder:


We are pleased to present the annual report of Virginia Daily Municipal Income Fund, Inc. for the period July 14, 1998 (Commencement of Sales) through September 30,1998.

The Fund had net assets of $3,113,959 and 1 active shareholder as of September 30, 1998.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,






\S\Steven W. Duff



Steven W. Duff
President







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
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VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Tax Exempt Investments (16.25%)
------------------------------------------------------------------------------------------------------------------------------------
 $   100,000  City of Chesapeake, VA
              GO Public Improvement Bonds - Series 1998 (b)                         08/01/99  3.46%  $   101,260
     100,000  County of Prince William, VA GO Public Improvement Bonds (b)          08/01/99  3.47       100,727
     150,000  Loudoun County, VA COPS (b)                                           12/15/98  3.67       150,881
     150,000  Southeast Public Service Authority, VA (Regional Waste System)
              MBIA Insured                                                          07/01/99  3.51       153,335    Aaa      AAA
 -----------                                                                                         -----------
     500,000  Total Other Tax Exempt Investments                                                         506,203
 -----------                                                                                         -----------
Other Variable Rate Demand Instruments (c) (78.84%)
------------------------------------------------------------------------------------------------------------------------------------
 $   150,000  Capital Region Airport Community, VA (Richmond International Airport)
              AMBAC Indemnity                                                       07/01/25  3.45%  $   150,000    VMIG-1   A1+
     300,000  Charles City and County, VA IDA (Chamber Development of Virginia, Inc.)
              LOC Morgan Guaranty Trust Company                                     10/01/04  3.70       300,000    VMIG-1
     150,000  City of Norfolk, VA IDA
              LOC Branch Bank & Trust Company                                       09/01/20  4.05       150,000             A1
     100,000  Fairfax, VA IDA (Fairfax Hospital System, Inc.)                       10/01/25  3.45       100,000    VMIG-1   A1+
     100,000  Hampton Roads Regional Jail Authority (Hampton Roads) - Series B
              LOC Wachovia Bank, N.A.                                               07/01/16  3.45       100,000    VMIG-1   A1+
     150,000  King George County, VA IDA (Birchwood Power Partners) - Series A
              LOC Credit Suisse First Boston                                        10/01/24  4.20       150,000             A1+
     150,000  Oyster Point, VA Development Corporation
              (Jefferson Point Development Project)                                 11/01/11  4.35       150,000             A1+
     200,000  Peninsula Port Authority, VA
              (Dominion Terminal Association Project) - Series 1987D
              LOC Barclays Bank                                                     07/01/16  4.15       200,000      P1     A1+
     250,000  Peninsula Port Authority, VA
              (Dominion Terminal Association Project) - Series 1987C
              LOC National Westminster Bank PLC                                     07/01/16  4.10       250,000    VMIG-1
     200,000  Peninsula Port Authority, VA (Zeigler Coal Project) - Series 1997
              LOC Bank of America                                                   05/01/22  4.25       200,000             A1+
     150,000  Petersburg Virginia Hospital (Hospital Facilities - Southside)
              LOC First Union National Bank                                         07/01/17  4.10       150,000             A1
     145,000  Puerto Rico Ana Mendez University System Project
              (Industrial Tourist Education)
              LOC Banco Santander                                                   10/01/21  3.20       145,000             A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   260,000  Richmond, VA IDA RB (Virginia Union University Project)
              LOC Nationsbank                                                       08/01/19  4.00%  $   260,000             A1+
     150,000  Virginia College Building Authority (University of Richmond Project)  11/01/26  3.60       150,000    VMIG-1
 -----------                                                                                         -----------
   2,455,000  Total Other Variable Rate Demand Instruments                                             2,455,000
 -----------                                                                                         -----------
Tax Exempt Commercial Paper (4.82%)
------------------------------------------------------------------------------------------------------------------------------------
 $   150,000  Puerto Rico Government Development                                    10/15/98  3.10%  $   150,000             A1+
 -----------                                                                                         -----------
     150,000  Total Tax Exempt Commercial Paper                                                          150,000
 -----------                                                                                         -----------
              Total Investments (99.91%) (Cost $3,111,203+)                                            3,111,203
              Cash and Other Assets, Net of Liabilities (0.09%)                                            2,756
                                                                                                     -----------
              Net Assets (100.00%)                                                                   $ 3,113,959
                                                                                                     ===========
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 3,113,959 Shares Outstanding (Note 3)                                  $      1.00
                                                                                                     ===========
              +  Aggregate cost for federal income tax purposes is identical.
















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1998
================================================================================



FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     COPS   =   Certificates of Participation           LOC   =   Letter of Credit
     GO     =   General Obligation                      RB    =   Revenue Bond
     IDA    =   Industrial Development Authority











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
JULY 14, 1998 (COMMENCEMENT OF SALES) THROUGH SEPTEMBER 30, 1998
================================================================================

INVESTMENT INCOME
 Income:
     Interest..............................................................   $        22,972
                                                                               --------------
 Expenses: (Note 2)
     Investment management fee.............................................             2,689
     Administration fee....................................................             1,411
     Distribution fee......................................................             1,680
     Custodian expenses....................................................               275
     Shareholder servicing and related shareholder expenses................               381
     Legal, compliance and filing fees.....................................            12,064
     Audit and accounting..................................................            19,810
     Directors' fees.......................................................             6,012
     Organization costs....................................................            34,120
     Other.................................................................               794
                                                                               --------------
       Total expenses......................................................            79,236
       Less: Fees waived (Note 2)..........................................   (         4,100)
             Expense paid indirectly  (Note 2).............................   (         2,011)
             Expenses reimbursed (Note 2)..................................   (        68,084)
                                                                               --------------
       Net expenses........................................................             5,041
                                                                               --------------
 Net investment income.....................................................            17,931

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments....................................            -0-
                                                                               --------------
Increase in net assets from operations.....................................   $        17,931
                                                                               ==============




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
================================================================================




                                                                   July 14, 1998
                                                             (Commencement of Sales)
                                                                      through
                                                                September 30, 1998
                                                                ------------------
 INCREASE (DECREASE) IN NET ASSETS
 Operations:
     Net investment income......................................  $       17,931
     Net realized gain (loss) on investments....................         -0-
                                                                   -------------
 Increase in net assets from operations.........................          17,931
 Dividends to shareholders from net investment income:
     Class A....................................................  (       17,931)*
 Capital share transactions (Note 3)
     Class A....................................................       3,013,959
                                                                   -------------
       Total increase (decrease)................................       3,013,959
 Net assets:
     Beginning of period........................................         100,000
                                                                   -------------
     End of period..............................................  $    3,113,959
                                                                   =============

 *   Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. Summary of Accounting Policies.
Virginia Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. As of September 30, 1998 there were no class B shares outstanding. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, only with respect to its Class A shares a service fee equal to .25% of the Fund's average daily net assets.

For the period ended September 30, 1998 the Manager voluntarily waived investment management fees and administration fees of $2,689 and $1,411, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $68,084.

Included under the caption "Custodian expenses" and "Audit and accounting" are expense offsets of $2,011.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.
At September 30, 1998, an 20,000,000,000 of shares of $.001 par stock were authorized and capital paid in amounted to $3,113,959. Transactions in capital stock, all at $1.00 per share, were as follows:

                                            July 14, 1998
                                        (Commencement of Sales)
                                               through
                                           September 30, 1998
                                           ------------------
 Class A
 Sold....................................        3,000,000
 Issued on reinvestment of dividends.....           13,959
 Redeemed................................          -0-
                                              ------------
 Net increase (decrease).................        3,013,959
                                              ============

4. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of Virginia and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 61% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights.
                                                                 July 14, 1998
Class A                                                     (Commencement of Sales)
-------                                                        September 30, 1998
                                                               ------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
 Net asset value, beginning of period..........................        $    1.00
                                                                       ----------
 Income from investment operations:
     Net investment income.....................................             0.006
 Less distributions:
     Dividends from net investment income......................        (    0.006)
                                                                       ----------
 Net asset value, end of period................................        $    1.00
                                                                       ==========
 Total Return..................................................             2.70%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...............................        $    3,114
 Ratios to average net assets:
     Expenses (net of fees waived and expenses reimbursed).....             1.05%*
     Net investment income.....................................             2.67%*
     Management and administration fees waived.................             0.61%*
     Expenses reimbursed.......................................            10.13%*
     Expense offsets...........................................             0.30%*

     *  Annualized









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

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VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================



The Board of Directors and Shareholders
Virginia Daily Municipal Income Fund, Inc.


We have audited the accompanying statement of net assets of Virginia Daily Municipal Income Fund, Inc. as of September 30, 1998, and the related statement of operations, the statement of changes in net assets, and the financial highlights for period from July 14, 1998 (Commencement of sales) to September
30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Virginia Daily Municipal Income Fund, Inc. as of September 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period from July 14, 1998 to September 30, 1998, in conformity with generally accepted accounting principles.


                                          \s\McGladrey & Pullen, LLP





New York, New York
October 16, 1998




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                                                  VIRGINIA
                                                  DAILY
                                                  MUNICIPAL
                                                  INCOME
                                                  FUND, INC.









                                                            Annual Report
                                                          September 30, 1998







--------------------------------------------------------------------------------

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-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


Virginia Daily Municipal Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020

Manager
   Reich & Tang Asset Management L.P.
   600 Fifth Avenue
   New York, New York 10020

Custodian
   Investors Fiduciary Trust Company
   801 Pennsylvania
   Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020







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